SHAREHOLDERS’ NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt instrument, face amount				$ 74,000
Interest rate				8.00%
Maturity date				Dec. 31, 2022
Proceeds from exercise of warrants			$ 25,000	$ 13,500
Notes payable remaining	$ 49,000		49,000
Interest expense	1,920	$ 2,920	5,140	2,619
Accrued interest	9,679		$ 7,759	$ 2,619
Proceeds from exercise of warrants	$ 25,000